SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24SUBSEQUENT EVENTS

Between the reporting date and the date of these financial statements, Lind opted to convert the face value of USD 1,000 of Convertible Debt to 285,042 Common Shares. All Common Shares have been issued in full.